Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
25.	Related party transactions

Apart from the transactions as disclosed elsewhere in these consolidated financial statements, the Company has entered into the following transactions with its related parties:

Sales to related companies of which certain of the Company’s directors have controlling interests.

Name of related companies	Year ended December 31,
	2011	2010

Liucheng Medicine Company	$48,483	$325,881
Guangxi Tianhu Medicine Limited	$642,526	$9,632
Wuxuan Baicaotang Medicine Limited	$4,836	$29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch	$1,065,208	$3,311,379